December 10, 2013

Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549

Don Felice

Special Counsel

T. 215-979-3884

F. 215-988-4320

dfelice@mccarter.com

McCarter & English, LLP

BNY Mellon Center

1735 Market Street - Suite 700

Philadelphia, PA 19103-7501

T. 215.979.3800

F. 215.979.3899

www.mccarter.com

Re: HC Capital Trust (“Registrant”) Post-Effective Amendment No. 66 1933 Act Registration No. 33 87762 1940 Act Registration No. 811 8918
Ladies and Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 66 for the Registrant. The purpose of this filing is for the Trust to establish a new series, The Inflation Protected Securities Portfolio (the “Portfolio”). The Portfolio’s investment objective is to provide inflation protection and income consistent with investment in inflation-indexed securities. The Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets in a portfolio of inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations.

The Trust intends to make a public offer of securities of the Series upon effectiveness of the Registration Statement seventy-five days after its filing, pursuant to Rule 485(a)(2) the 1933 Act.

BOSTON HARTFORD NEW YORK	Very truly yours, /s/ Don Felice Don Felice
NEWARK PHILADELPHIA STAMFORD WILMINGTON